Income Taxes - Schedule of Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal rate	21.00%	21.00%	21.00%
State rate, net of federal benefit	3.60%	2.30%	0.50%
Foreign rate differential	(0.20%)	0.50%	0.50%
Research & development credit, net of reserves	(0.20%)	(0.70%)	(2.30%)
Nondeductible expenses	0.90%	0.40%	0.70%
Global intangible low taxed income	0.00%	0.20%	1.00%
Change in valuation allowance	(1.40%)	(2.50%)	0.20%
Change in tax reserves	(0.40%)	2.20%	0.20%
Other	(0.30%)	0.70%	(0.70%)
Effective tax rate	23.00%	24.10%	21.10%